Share-Based Payments (Compensation Expense, Share-Based Payment Awards) (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock options	$ 137	$ 130	$ 2,433
Nonvested shares	40,581	33,559	29,312
Total compensation expense for share-based awards	$ 40,718	$ 33,689	$ 31,745